LEASES - Schedule of Operating Lease Liability To Be Paid (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, After Adoption of 842
2025	$ 9,293
2026	9,343
2027	7,887
2028	5,181
2029	5,268
Thereafter	10,096
Total	47,068
Less: imputed interest	(10,004)
Total operating lease liabilities	$ 37,064	$ 50,871